Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

12.  Equity

Share capital

Ordinary shares are classified in equity in the consolidated statements of financial position. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium account.

During the year ended December 31, 2024, the Company declared four interim dividend payments of $0.013 per share, paid on March 28, June 27, September 27, and December 20, and each totaling $2,440 thousand, respectively, distributed as cash payments through reserves. As of December 31, 2024, all dividends declared were paid (no dividends were distributed in 2023). Our first cash dividend paid after year-end totaled $2,613 thousand, represented $0.014 per share and was paid on March 26, 2025.

As of December 31, 2024, one of the companies in partnership with a non-controlling interest, Quebec Silicon Limited Partnership distributed earnings to the non-controlling interest totaling $2,917 thousand. As of December 31, 2023, WVA Manufacturing, LLC, distributed earnings to the non-controlling interest totaling $1,470 thousand. These were classified as cash flow from operating activities, for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, there were 188,882,316 ordinary shares in issue with a par value of $0.01, for a total issued share capital of $1,962 thousand. The Company held 1,536,435 ordinary shares in treasury (2023: 1,440,787). In addition to the issued ordinary shares, the Company has authorized but unissued shares of 17,425,291 as of December 31, 2024.

As of December 31, 2024, the Company’s largest shareholders are as follows:

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	67,515,434	36.0%
Cooper Creek Partners Management LLC	14,990,483	8.0%
Others	106,376,399
Shares in Treasury	(1,536,435)
Total ordinary shares outstanding	187,345,881
(*) 187,345,881 ordinary shares were outstanding at 31 December 2024, comprising 188,882,316 shares in issue less 1,536,435 shares held in treasury

Share Repurchase Program

At the annual general meeting on June 18, 2024, shareholders granted authority to the Company to effect share repurchases. The Company is accordingly authorized for a period of five years to enter into contracts with appointed brokers under which the Company may undertake purchases of its ordinary shares  provided that (i) the maximum aggregate number of ordinary shares hereby authorized to be purchased is 37,776,463, representing approximately 20% of the issued ordinary share capital, and (ii) additional restrictions under applicable U.S. securities laws are substantially complied with, including (but not limited to) the pricing limitations under Rule 10b-18(b)(3) of the U.S. Exchange Act, the volume limitations under Rules 10b-18(b)(4) and 10b18(c)(2) of the Exchange Act, the timing limitations under Rules 10b-18(b)(2) and 10b-18(c)(1) and the requirements with respect to the use of brokers or dealers under Rule 10b-18(b)(1) of the U.S. Exchange Act.

For the year ended December 31, 2024, the Company has repurchased a total of 598,207 shares for total consideration of $2,428 thousand. The average price paid per share was $4.06. The shares repurchased remained held in treasury at December 31, 2024.

Reserves

The change in reserves is as follows:

	Reserves
	Historical	Share-based comp	Other
	Retained Earnings	Reserves	Reserves	Total
	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2023	(701,454)	21,551	1,045,289	365,386
Share-based compensation	—	7,244	—	7,244
Recording of 2022 profit in reserves	440,314	—	—	440,314
Other changes	—	—	(350)	(350)
Balance at December 31, 2023	(261,140)	28,795	1,044,939	812,594
Share-based compensation	—	4,848	—	4,848
Recording of 2023 profit in reserves	82,662	—	—	82,662
Dividends paid	(9,758)	—	—	(9,758)
Balance at December 31, 2024	(188,236)	33,643	1,044,939	890,346

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. Refer to Note 27 for further details of these plans.

Other reserves primarily include impacts from our business combination in 2015 and a capital reduction in 2016.

Valuation adjustments

Valuation adjustments comprise the following at December 31:

	2024	2023
	US$'000	US$'000
Actuarial gains	7,924	5,292
Hedging instruments	(135)	2,329
Deferred tax income (See Note 24)	841	733
Total	8,630	8,354

Changes in actuarial gains are due to remeasurements of the net defined benefit liability, see Note 15.

Capital management

The Company’s primary objective is to maintain a balanced and sustainable capital structure through the industry’s economic cycles, while keeping the cost of capital at competitive levels so as to fund the Company’s growth. The main sources of financing are as follows:

1.	cash flows from operations;
2.	bank borrowings, including asset-based lending facilities;
3.	factoring of receivables.

Non-controlling interests

The changes in non-controlling interests in the consolidated statements of financial position as of December 31, 2024 and 2023 were as follows:

Balance
US$'000
Balance at January 1, 2023	106,751
Profit for the year	15,816
Dividends paid	(1,470)
Translation differences	906
Other	(178)
Balance at December 31, 2023	121,825
Loss for the year	(2,738)
Dividends paid	(2,917)
Translation differences	(2,939)
Other	507
Balance at December 31, 2024	113,738

WVA Manufacturing, LLC (WVA) was formed on October 28, 2009 as a wholly-owned subsidiary of Ferroglobe USA (formerly Globe), Inc. On November 5, 2009, Ferroglobe USA sold a 49% membership interest in WVA to Dow Corning Corporation (Dow), an unrelated third party. As part of the sale, the companies established an operating and output and supply agreement. The output and supply agreement states that of the silicon metal produced by WVA, 49% will be sold to Dow and 51% to Ferroglobe USA, which represents each member’s ownership interest, at a price equal to WVA’s actual production cost plus $100 per metric ton. The agreement will automatically terminate upon the dissolution or liquidation of WVA in accordance with the partnership agreement between Ferroglobe USA and Dow. As of December 31, 2024 and 2023, the balance of non-controlling interest related to WVA was $65,576 thousand and $68,020 thousand, respectively.

Quebec Silicon Limited Partnership (QSLP), formed under the laws of the Province of Québec on August 20, 2010, is managed by its general partner, Quebec Silicon General Partner Inc., which is 51% property of Globe. QSLP owns and operates the silicon metal operations in Bécancour, Québec. QSLP’s production output is subject to a supply agreement, which sells 51% of the production output to Ferroglobe USA (Globe) and 49% to Dow. These sales align with each member’s ownership interest, at a price equal to QSLP’s actual production cost plus 250 Canadian dollars per metric ton. As of December 31, 2024 and 2023, the balance of non-controlling interest related to QSLP was $45,938 thousand and $50,786 thousand, respectively.

Despite the fact that we have the majority holding in each entity, we have exercised judgement in assessing whether we control the entities. The judgement is based on a detailed review of the shareholder and partnership agreements between us and Dow and the output and supply agreements, the composition of the Boards and Operating Committees of the entities together with voting rights and protocols, how decisions over the relevant activities are made in the context of the contractual arrangements and whether certain rights granted to Dow are substantive or protective in nature. On balance, we have concluded that we have control of these entities. Consequently, we continue to consolidate the results and net assets of these entities and show Dow’s interests as a non-controlling interest in the consolidated financial statements.

The following table summarizes the information relating to each of these subsidiaries, before any intra-group eliminations:

	2024		2023		2022
	WVA	QSLP	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Statements of Financial Position
Non-current assets	79,123	34,440	87,698	39,543	78,992	64,291
Current assets	74,289	53,667	71,329	68,073	86,847	53,830
Non-current liabilities	5,079	17,317	6,660	11,908	7,108	18,719
Current liabilities	26,632	11,529	26,770	26,378	53,680	21,201
Income Statements
Sales	194,643	108,582	211,118	148,313	187,854	102,865
Operating (loss) profit	(4,513)	2,640	13,513	22,151	8,306	2,897
(Loss) profit before taxes	(4,516)	2,500	13,513	21,561	8,155	2,195
Net (loss) income	(1,434)	1,035	5,466	10,679	3,075	1,015
Cash Flow Statements	—	—
Cash flows provided by (used in) operating activities	17,497	(4,097)	18,712	31,000	(5,934)	(10,037)
Cash flows used in investing activities	(8,054)	(7,484)	(13,107)	(6,725)	(8,304)	(1,525)
Cash flows (used in) provided by financing activities	—	(786)	—	—	—	905
Exchange differences on cash and cash equivalents in foreign currencies	—	(424)	—	—	—	10
Beginning balance of cash and cash equivalents	26,726	30,224	21,122	5,949	35,360	16,596
Ending balance of cash and cash equivalents	36,169	17,433	26,727	30,224	21,122	5,949